CONSOLIDATED BALANCE SHEETS	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash	$ 114,650,290	¥ 795,329,065	¥ 495,630,607
Held-to-maturity debt securities (note 4)			107,912,111
Trade accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB nil, ($ nil), as of December 31, 2015 and 2016, respectively (note 5)	59,913,734	415,621,572	515,520,269
Inventories (note 6)	86,871,679	602,628,839	438,841,092
Advance to suppliers (note 7)	35,458,768	245,977,475	344,998,183
Other receivables (note 8)	11,684,563	81,055,814	59,032,438
Prepaid expenses	479,346	3,325,225	3,217,488
Total current assets	309,058,380	2,143,937,990	1,965,152,188
Property, plant and equipment, net (note 9)	126,314,045	876,240,529	988,392,988
Land use rights, net (note 10)	18,806,430	130,460,205	133,292,782
Intangible assets, net (note 11)			1,996,285
Deferred income tax assets (note 16)			1,755,197
Total assets	454,178,855	3,150,638,724	3,090,589,440
Current liabilities
Trade accounts payable	3,408,283	23,643,261	22,292,132
Accrued expenses and other payables (note 12)	6,863,796	47,614,155	80,201,926
Income taxes payable	1,764,792	12,242,364	26,175,329
Short-term borrowings (note 13)	130,484,359	905,170,000	753,200,000
Current portion of long-term borrowings (note 13)			84,000,000
Bonds payable in connection with 2013 Bonds: Outstanding principal amount of RMB320,000,000, bearing fixed annual interest rate of 9.3%, with maturity on April 16, 2016 (less unamortized debt issuance costs based on imputed interest rate of 10.53% of RMB427,908 and RMB nil as of December 31, 2015 and 2016, respectively) (note 14)			319,572,092
Total current liabilities	142,521,230	988,669,780	1,285,441,479
Bonds payable in connection with 2016 Bonds: Outstanding principal amount of RMB300,000,000 ($43,246,360), bearing fixed annual interest rate of 6.5%, with maturity on November 2, 2021 (less unamortized debt issuance costs based on imputed interest rate of 6.75% of RMB nil and RMB6,830,549 ($984,654) as of December 31, 2015 and 2016, respectively) (note 14)	42,261,706	293,169,451	0
Total liabilities	184,782,936	1,281,839,231	1,285,441,479
Commitments and contingencies (note 17)
Shareholders' equity
Ordinary share-par value of RMB0.0068259; 25,725,000 shares authorized, issued and outstanding as of December 31, 2015 and 2016, respectively	25,725	175,596	175,596
Additional paid-in capital	67,483,377	468,132,187	468,132,187
Retained earnings-appropriated (note 2)	22,132,572	153,533,656	147,162,560
Retained earnings-unappropriated	179,835,659	1,247,519,969	1,190,180,107
Accumulated other comprehensive loss	(81,414)	(561,915)	(502,489)
Total shareholders' equity	269,395,919	1,868,799,493	1,805,147,961
Total liabilities and shareholders' equity	$ 454,178,855	¥ 3,150,638,724	¥ 3,090,589,440